(Loss)/Earnings per share (Details) - € / shares shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
(Loss)/Earnings per share
Basic (loss)/earnings per ordinary share (in euro per share)	€ (0.9142)	€ 0.5824	€ 0.7739
Diluted (loss)/earnings per ordinary share (in euro per share)	€ (0.9142)	€ 0.5793	€ 0.7665
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,110.4	1,113.8	1,143.6
Diluted (a)	1,110.4	1,119.8	1,154.6
Weighted average share options assumed to be converted		6.0	11.0